Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Income Statement [Abstract]
NET REVENUES	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Consulting fees	934,104	2,671	700,583	10,559,026
Professional fees	97,575	28,663	281,044	51,581
Selling, general and administrative	22,585	973	108,222	40,619
Total Operating Expenses	1,054,264	32,307	1,089,849	10,651,226
LOSS FROM OPERATIONS	(1,054,264)	(32,307)	(1,089,849)	(10,651,226)
OTHER INCOME (EXPENSES)
Interest expense	(6,590)	(2,425)	(16,817)	(668)
Total Other Income (Expenses)	(6,590)	(2,425)	(16,817)	(668)
LOSS BEFORE INCOME TAXES	(1,060,854)	(34,732)	(1,106,666)	(10,651,894)
PROVISION FOR INCOME TAXES	0	0	0	0
NET LOSS	$ (1,060,854)	$ (34,732)	$ (1,106,666)	$ (10,651,894)
BASIC NET LOSS PER SHARE	$ 0.00	$ (0.06)	$ 0.00	$ (0.06)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	300,114,000	288,938,184	293,290,374	170,225,855